SHARE-BASED COMPENSATION (Deferred share unit plan Narrative) (Details)	12 Months Ended
	Dec. 29, 2019 USD ($) shares	Dec. 30, 2018 USD ($) shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses	$ 16,272,000	$ 19,974,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of annual board retainer in the form of share-based payment arrangement	50.00%
Number of other equity instruments outstanding (in shares) | shares	234,827	274,794	293,000
Other equity instruments outstanding amount	$ 6,900,000	$ 8,300,000
Fair value per unit outstanding (in dollars per share)	29.55	30.24
Compensation expense included in selling, general and administrative expenses	$ 1,800,000	$ 1,700,000